Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Balance Sheets, Parent Company (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred Stock, Stated Value (in Dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	18,021	28,000
Common Stock, Par Value (in Dollars per share)	$ 1	$ 1
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	8,439,258	8,439,258
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred Stock, Stated Value (in Dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	18,021	28,000
Common Stock, Par Value (in Dollars per share)	$ 1	$ 1
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	8,439,258	8,439,258